Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for Eastside Distilling, Inc. and Subsidiary were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and with instructions for Form 10-Q and, therefore, do not include all disclosures necessary for a complete presentation of financial condition, results of operations, and cash flows in conformity with GAAP. However, all adjustments which are, in the opinion of management, necessary for a fair presentation of the interim condensed consolidated financial statements have been included. All such adjustments are of a normal recurring nature. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2014. The unaudited condensed consolidated results of operations for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for the entire fiscal year ending December 31, 2015.

Principles of Consolidation

On October 31, 2014, Eurocan Holdings Ltd. (Eurocan) consummated the acquisition (the Acquisition) of Eastside Distilling, LLC (the LLC) pursuant to an Agreement and Plan of Merger (the Agreement) by and among Eurocan, the LLC, and Eastside Distilling, Inc., Eurocan's wholly-owned subsidiary. Pursuant to the Agreement, the LLC merged with and into Eastside Distilling, Inc. The merger consideration for the Acquisition consisted of 32,000,000 shares of Eurocan's common stock. In addition, certain of Eurocan's stockholders cancelled an aggregate of 24,910,000 shares of Eurocan's common stock held by them. As a result, on October 31, 2014, Eurocan had 40,000,000 shares of common stock issued and outstanding, of which 32,000,000 shares were held by the former members of the LLC. Consequently, for accounting purposes, the transaction was accounted for as a reverse acquisition, with the LLC as the acquirer of Eurocan. These financial statements are presented as a continuation of the operations of the LLC with one adjustment to retroactively adjust the legal common stock of Eastside Distilling, Inc. to reflect the legal capital of Eurocan prior to the Acquisition.

Subsequent to the Acquisition, Eastside Distilling, Inc. merged with and into Eurocan, and Eurocan's name was officially changed to Eastside Distilling, Inc. (Eastside). Prior to the Acquisition, Michael Williams Web Design, Inc. (MWWD) was a wholly-owned subsidiary of Eurocan and constituted the majority of Eurocan's operations. Pursuant to the Agreement and subsequent activity, MWWD became a wholly-owned subsidiary of Eastside on October 31, 2014. MWWD's operations are not significant. Eastside and MWWD are collectively referred to herein as "the Company".

On February 3, 2015, the Company entered into a Separation and Share Transfer Agreement (Share Transfer) with MWWD under which substantially all assets and liabilities of MWWD were transferred to Michael Williams in consideration of MWWD's and Mr. Williams' full release of all claims and liabilities related to MWWD and the MWWD business. Following the Share Transfer, MWWD ceased to be a subsidiary of the Company. As a result of the Share Transfer, the Company recorded a gain of approximately $53,000, which is included in other income in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2015. This gain is primarily the result of the transfer of net liabilities to Michael Williams.

The results for the three months ended March 31, 2015 referred to in these condensed consolidated financial statements include both the results of Eastside and MWWD (through February 3, 2015). The results for the three months ended March 31, 2014 referred to in these condensed consolidated financial statements include the results of the LLC.

Liquidity

The Company incurred a loss of approximately $831,000 and used cash flow from operations of approximately $713,000 for the three months ended March 31, 2015. The Company raised net proceeds of approximately $2.2 million from the issuance of common stock in 2014 and has approximately $368,000 of cash on hand at March 31, 2015. The Company will require additional capital or financing to sustain its current level of operations for the next twelve months. Management believes the Company will be successful in raising sufficient additional capital to sustain its operations and continue to expand its business. Any failure to obtain additional capital will have a material adverse effect upon the Company and will likely result in a substantial reduction in the scope of the Company's operations. The Company's ultimate success depends on its ability to achieve profitable operations and generate positive cash flow from operations. There can be no assurance that the Company will achieve profitable operations or raise additional capital or financing at acceptable terms.

Segment Reporting

The Company determined its operating segment on the same basis that it uses to evaluate its performance internally. The Company has one business activity, marketing and distributing hand-crafted spirits, and operates as one segment. The Company's chief operating decision maker, its chief executive officer, reviews the Company's operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

GAAP defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements. GAAP permits an entity to choose to measure many financial instruments and certain other items at fair value and contains financial statement presentation and disclosure requirements for assets and liabilities for which the fair value option is elected. At March 31, 2015 and December 31, 2014, management has not elected to report any of the Company's assets or liabilities at fair value under the "fair value option" provided by GAAP.

The hierarchy of fair value valuation techniques under GAAP provides for three levels: Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment. The three levels for categorizing assets and liabilities under GAAP's fair value measurement requirements are as follows:

Level 1:	Fair value of the asset or liability is determined using unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:

Fair value of the asset or liability is determined using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Fair value of the asset or liability is determined using unobservable inputs that are significant to the fair value measurement and reflect management's own assumptions regarding the applicable asset or liability.

None of the Company's assets or liabilities were measured at fair value at March 31, 2015 and December 31, 2014. However, GAAP requires the disclosure of fair value information about financial instruments that are not measured at fair value. Financial instruments consist principally of trade receivables, accounts payable, accrued liabilities, note payable, and convertible note payable. The estimated fair value of trade receivables, accounts payable, and accrued liabilities approximates their carrying value due to the short period of time to their maturities. At March 31, 2015 and December 31, 2014, the Company’s note payable and convertible note payable are at fixed rates and their carrying value approximates fair value.

Recent Accounting Pronouncements

The Financial Accounting Standards Board has recently issued various Accounting Standards Updates, most of which represent technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's financial position, results of operations, or cash flows.

2.	Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of Eastside Distilling, Inc. and its wholly-owned subsidiary MWWD. All intercompany balances and transactions have been eliminated in consolidation.

Segment Reporting

The Company determined its operating segment on the same basis that it uses to evaluate its performance internally. The Company has one business activity, marketing and distributing hand-crafted spirits, and operates as one segment. The Company's chief operating decision maker, its chief executive officer, reviews the Company's operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

The Company records revenue when all four of the following criteria are met: (i) there is persuasive evidence that an arrangement exists; (ii) delivery of the products and/or services has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes sales when merchandise is shipped from a warehouse directly to wholesale customers (except in the case of a consignment sale). For consignment sales, the Company recognizes sales upon the consignee’s (typically the OLCC) shipment to the customer. Postage and handling charges billed to customers are also recognized as sales upon shipment of the related merchandise. Shipping terms are generally FOB shipping point, and title passes to the customer at the time and place of shipment or purchase by customers at a retail location. For consignment sales, title passes to the consignee concurrent with the consignee’s shipment to the customer. The customer has no cancellation privileges after shipment or upon purchase at retail locations, other than customary rights of return. The Company excludes sales tax collected and remitted to various states from sales and cost of sales. Sales from items sold through the Company’s retail location are recognized at the time of sale.

Revenue received from online merchants who sell discounted gift certificates for the Company's merchandise and tastings is deferred until the customer has redeemed the discounted gift certificate or the gift certificate has expired, whichever occurs earlier.

Cost of Sales

Cost of sales consists of the costs of ingredients utilized in the production of spirits, contract production fees, packaging, and in-bound freight charges. Ingredients account for the largest portion of the cost of sales, followed by contract production fees and packaging.

Shipping and Fulfillment Costs

Freight costs incurred related to shipment of merchandise from the Company’s distribution facilities to customers are recorded in cost of sales.

Cash and Cash Equivalents

Cash equivalents are considered to be highly liquid investments with maturities of three months or less at the time of the purchase. The Company had no cash equivalents at December 31, 2014 and 2013.

Concentrations

The Company sells to third-party resellers and performs ongoing credit evaluations of trade receivables due from third-party resellers. Generally, the Company does not require collateral. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection using specific identification of doubtful accounts and an aging of receivables analysis based on invoice due dates. Generally, trade receivables are past due after 30 days after an invoice date, unless special payment terms are provided. The Company did not record an allowance for doubtful accounts at December 31, 2014 and 2013.

The Company relies on a limited number of suppliers for the ingredients used in producing its products. In order to mitigate any adverse impact from a disruption of supply, the Company attempts to maintain an adequate supply of ingredients and believes that other vendors would be able to provide similar ingredients if supplies were disrupted.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables. At December 31, 2014 and 2013, one distributor, the OLCC, represented 70% and 63% of trade receivables, respectively. Sales to one distributor, the OLCC, accounted for approximately 40% of our consolidated revenues for each of the years ended December 31, 2014 and 2013.

Fair Value Measurements

GAAP defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements. GAAP permits an entity to choose to measure many financial instruments and certain other items at fair value and contains financial statement presentation and disclosure requirements for assets and liabilities for which the fair value option is elected. At December 31, 2014 and 2013, management has elected to not report any of the Company's assets or liabilities at fair value under the "fair value option" provided by GAAP.

The hierarchy of fair value valuation techniques under GAAP provides for three levels: Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment. The three levels for categorizing assets and liabilities under GAAP's fair value measurement requirements are as follows:

Level 1:	Fair value of the asset or liability is determined using unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:

Fair value of the asset or liability is determined using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Fair value of the asset or liability is determined using unobservable inputs that are significant to the fair value measurement and reflect management's own assumptions regarding the applicable asset or liability.

None of the Company's assets or liabilities were measured at fair value at December 31, 2014 and 2013. However, GAAP requires the disclosure of fair value information about financial instruments that are not measured at fair value. Financial instruments consist principally of trade receivables, accounts payable, accrued liabilities, notes payable, and convertible note payable. The estimated fair value of trade receivables, accounts payable, and accrued liabilities approximates their carrying value due to the short period of time to their maturities. At December 31, 2014 and 2013, the Company’s notes payable and convertible note payable are at fixed rates and their carrying value approximates fair value.

Inventories

Inventories primarily consist of bulk and bottled liquor and merchandise and are stated at the lower of cost or market. Cost is determined using an average costing methodology, which approximates cost under the first-in, first-out (FIFO) method. A portion of inventory is held by the OLCC on consignment until it is sold to a third party. The Company regularly monitors inventory quantities on hand and records write-downs for excess and obsolete inventories based primarily on the Company’s estimated forecast of product demand and production requirements. Such write-downs establish a new cost basis of accounting for the related inventory. The Company has recorded no write-downs of inventory for the years ended December 31, 2014 and 2013.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from two to seven years. Amortization of leasehold improvements is computed using the straight-line method over the life of the lease or the useful lives of the assets, whichever is shorter. The cost and related accumulated depreciation and amortization of property and equipment sold or otherwise disposed of are removed from the accounts and any gain or loss is reported as current period income or expense. The costs of repairs and maintenance are expensed as incurred.

Long-lived Assets

The Company accounts for long-lived assets, including property and equipment, at amortized cost. Management reviews long-lived assets for probable impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If there is an indication of impairment, management would prepare an estimate of future cash flows (undiscounted and without interest charges) expected to result from the use of the asset and its eventual disposition. If these estimated cash flows were less than the carrying amount of the asset, an impairment loss would be recognized to write down the asset to its estimated fair value.

Goodwill

Goodwill is initially recorded when the purchase price paid for an acquisition exceeds the estimated fair value of the net identifiable tangible and intangible assets acquired. Goodwill is presumed to have an indefinite useful life and is analyzed annually for impairment. An annual review is performed during the fourth quarter of each fiscal year, or more frequently if indicators of potential impairment exist, to determine if the recorded goodwill is impaired. At December 31, 2014, the Company determined that its goodwill recorded as a result of the Acquisition was fully impaired (see note 3).

Income Taxes

The provision for income taxes is based on income and expenses as reported for financial statement purposes using the "asset and liability method" for accounting for deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. At December 31, 2014, the Company established a valuation allowance against its net deferred tax assets.

Income tax positions that meet the "more-likely-than-not" recognition threshold are measured at the largest amount of income tax benefit that is more than 50 percent likely to be realized upon settlement with the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured as described above would be reflected as a liability for unrecognized income tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties associated with unrecognized income tax benefits would be classified as additional income taxes in the accompanying consolidated statements of operations. There were no unrecognized income tax benefits, nor any interest and penalties associated with unrecognized income tax benefits, accrued or expensed at and for the years ended December 31, 2014 and 2013.

The Company files federal income tax returns in the U.S. and various state income tax returns. The Company is no longer subject to examinations by the related tax authorities for the Company's U.S. federal and state income tax returns for years prior to 2011.

Advertising

Advertising costs are expensed as incurred. Advertising expense was approximately $303,000 and $56,000 for the years ended December 31, 2014 and 2013, respectively, and is included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.

Comprehensive Income

Comprehensive (loss) income consists of net (loss) income and other comprehensive income. The Company does not have any reconciling other comprehensive income items for the years ended December 31, 2014 and 2013.

Excise Taxes

The Company is responsible for compliance with the TTB regulations which includes making timely and accurate excise tax payments. The Company is subject to periodic compliance audits by the TTB. Individual states also impose excise taxes on alcohol beverages in varying amounts. The Company calculates its excise tax expense based upon units produced and on its understanding of the applicable excise tax laws.

Stock-Based Compensation

The Company recognizes as compensation expense all stock-based awards issued to employees. The compensation cost is measured based on the grant-date fair value of the related stock-based awards and is recognized over the service period of stock-based awards, which is generally the same as the vesting period. The fair value of stock options is determined using the Black-Scholes valuation model, which estimates the fair value of each award on the date of grant based on a variety of assumptions including expected stock price volatility, expected terms of the awards, risk-free interest rate, and dividend rates, if applicable.

Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest.

Recent Accounting Pronouncements

The Financial Accounting Standards Board has recently issued various Accounting Standards Updates, most of which represent technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations, or cash flows.